Long-Term Debt - Long-term debt (Details) (USD $)				24 Months Ended		24 Months Ended		24 Months Ended
	Jan. 31, 2014	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013 Second Mortgage, due January 2013	Jul. 31, 2012 Second Mortgage, due January 2013	Jul. 31, 2013 First Mortgage, due May 2015	Jul. 31, 2012 First Mortgage, due May 2015	Jul. 31, 2013 Second Mortgage, due November 2013	Jul. 31, 2012 Second Mortgage, due November 2013
Mortgage payable, interest per annum				10.00%	10.00%	6.75%	6.75%	9.75%	9.75%
Mortgage payable, monthly interest payments				$ 9,807		$ 6,014		$ 6,771
Total Debt		617,665	1,664,161	0	1,181,461	0	482,700	617,665	0
Less Current Maturities of Long-Term Debt		617,665	1,222,746
Total Long-Term Debt			$ 441,415